Treasury Shares	12 Months Ended
Dec. 31, 2018
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Treasury Shares
24.	Treasury Shares

The Parent Company acquired treasury shares to provide share dividends, merge with Shinsegi Telecom, Inc. and SK IMT Co, Ltd., increase shareholder value and stabilize its share prices.

Treasury shares as of December 31, 2018 and 2017 are as follows:

(In millions of won, except for share data)
	December 31, 2018		December 31, 2017
Number of shares(*)		8,875,883	10,136,551
Acquisition cost	￦	1,979,475	2,260,626

(*)	The number of treasury shares have decreased by 1,260,668 due to the comprehensive stock exchange transaction with SK Holdings Co., Ltd. (See note 12)